CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Statements of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Statements of Comprehensive Income [Line Items]
Profit (loss) for the year	£ 3,897	£ 2,164	£ 956
Post–retirement defined benefit scheme remeasurements:
Remeasurements before taxation	(628)	1,348	274
Taxation	(146)	320	59
	(482)	1,028	215
Gains and losses attributable to own credit risk:
Gains (losses) before taxation	(55)
Taxation	15
	(40)
Movements in revaluation reserve in respect of available-for-sale financial assets:
Taxation	63	(301)	(6)
Movements in cash flow hedging reserve:
Taxation	283	(466)	7
	(731)	1,409	(412)
Other comprehensive income for the year, net of tax	(395)	1,574	(1,040)
Total comprehensive income for the year	3,502	3,738	(84)
Total comprehensive income attributable to ordinary shareholders	2,997	3,225	(574)
Total comprehensive income attributable to other equity holders	415	412	394
Total comprehensive income attributable to equity holders	3,412	3,637	(180)
Total comprehensive income attributable to non-controlling interests	90	101	96
Company [Member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Statements of Comprehensive Income [Line Items]
Profit (loss) for the year	2,399	3,135	897
Movements in cash flow hedging reserve:
Total comprehensive income for the year	2,399	3,135	897
Total comprehensive income attributable to ordinary shareholders	1,984	2,723	503
Total comprehensive income attributable to other equity holders	415	412	394
Total comprehensive income attributable to equity holders	2,399	3,135	897
Lloyds Bank [Member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Statements of Comprehensive Income [Line Items]
Profit (loss) for the year	5,279	1,953	10,911
Post–retirement defined benefit scheme remeasurements:
Remeasurements before taxation	442	(682)	31
Taxation	(110)	184	(1)
	332	(498)	30
Gains and losses attributable to own credit risk:
Gains (losses) before taxation	(55)
Taxation	15
	(40)
Movements in revaluation reserve in respect of available-for-sale financial assets:
Adjustment on transfer from held-to-maturity portfolio		1,544
Change in fair value	231	268	(300)
Income statement transfers in respect of disposals	(333)	(507)	(14)
Income statement transfers in respect of impairment		172	1
Taxation	46	(269)	(17)
	(56)	1,208	(330)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value	15	1,290	294
Net income statement transfers	(436)	(241)	(421)
Taxation	130	(258)	(76)
	(291)	791	(203)
Currency translation differences (tax: nil)	(5)	19	(13)
Other comprehensive income for the year, net of tax	(60)	1,520	(516)
Total comprehensive income for the year	5,219	3,473	10,395
Total comprehensive income attributable to ordinary shareholders	4,946	3,354	10,395
Total comprehensive income attributable to other equity holders	273	119
Total comprehensive income attributable to equity holders	5,219	3,473	10,395
Subsidiaries [member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Statements of Comprehensive Income [Line Items]
Profit (loss) for the year	3,962	4,232	3,462
Post–retirement defined benefit scheme remeasurements:
Remeasurements before taxation	186	(666)	(305)
Taxation	(36)	136	60
	150	(530)	(245)
Movements in revaluation reserve in respect of available-for-sale financial assets:
Change in fair value	38	84	(27)
Income statement transfers in respect of disposals	(131)	(68)	(37)
Income statement transfers in respect of impairment	9	1	38
Taxation	17	(32)	2
	(67)	(15)	(24)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value	(136)	125	183
Net income statement transfers	46	(233)	(557)
Taxation	23	29	59
	(67)	(79)	(315)
Currency translation differences (tax: nil)	(27)	44	52
Other comprehensive income for the year, net of tax	(11)	(580)	(532)
Total comprehensive income for the year	3,951	3,652	2,930
Total comprehensive income attributable to ordinary shareholders	3,740	3,450	2,834
Total comprehensive income attributable to other equity holders	121	101
Total comprehensive income attributable to equity holders	3,861	3,551	2,834
Total comprehensive income attributable to non-controlling interests	90	101	96
Consolidation adjustments [Member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Statements of Comprehensive Income [Line Items]
Profit (loss) for the year	(7,743)	(7,156)	(14,314)
Movements in revaluation reserve in respect of available-for-sale financial assets:
Change in fair value	34	4	9
Income statement transfers in respect of disposals	18
Income statement transfers in respect of impairment	(3)		(35)
Taxation			9
	49	4	(17)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value	(242)	1,017	60
Net income statement transfers	(261)	(83)	22
Taxation	130	(237)	24
	(373)	697	106
Currency translation differences (tax: nil)		(67)	(81)
Other comprehensive income for the year, net of tax	(324)	634	8
Total comprehensive income for the year	(8,067)	(6,522)	(14,306)
Total comprehensive income attributable to ordinary shareholders	(7,673)	(6,302)	(14,306)
Total comprehensive income attributable to other equity holders	(394)	(220)
Total comprehensive income attributable to equity holders	(8,067)	(6,522)	(14,306)
Group [Member]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Statements of Comprehensive Income [Line Items]
Profit (loss) for the year	3,897	2,164	956
Post–retirement defined benefit scheme remeasurements:
Remeasurements before taxation	628	(1,348)	(274)
Taxation	(146)	320	59
	482	(1,028)	(215)
Gains and losses attributable to own credit risk:
Gains (losses) before taxation	(55)
Taxation	15
	(40)
Movements in revaluation reserve in respect of available-for-sale financial assets:
Adjustment on transfer from held-to-maturity portfolio		1,544
Change in fair value	303	356	(318)
Income statement transfers in respect of disposals	(446)	(575)	(51)
Income statement transfers in respect of impairment	6	173	4
Taxation	63	(301)	(6)
	(74)	1,197	(371)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value	(363)	2,432	537
Net income statement transfers	(651)	(557)	(956)
Taxation	283	(466)	7
	(731)	1,409	(412)
Currency translation differences (tax: nil)	(32)	(4)	(42)
Other comprehensive income for the year, net of tax	(395)	1,574	(1,040)
Total comprehensive income for the year	3,502	3,738	(84)
Total comprehensive income attributable to ordinary shareholders	2,997	3,225	(574)
Total comprehensive income attributable to other equity holders	415	412	394
Total comprehensive income attributable to equity holders	3,412	3,637	(180)
Total comprehensive income attributable to non-controlling interests	£ 90	£ 101	£ 96